August 4, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

Re:	Calvert New World Fund
	811-8924 and 33-87744


Dear Sir/Madam:

	In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

	(1) the form of prospectuses that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (filed August 2, 1999) or amendment; and

	(2) the text of the most recent registration statement (filed August 2, 1999) has been filed electronically.

	If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/ Susan Walker Bender

Susan Walker Bender
Associate General Counsel